Unaudited Interim Condensed Consolidated Balance Sheets - USD ($) $ in Thousands	Sep. 30, 2021	Dec. 31, 2020
CURRENT ASSETS:
Cash and cash equivalents	$ 94,500	$ 90,038
Time deposits	1,230	11,780
Accounts receivable	4,521	4,884
Assets held for sale	25,701	8,057
Due from Manager	0	48
Inventories	7,213	12,036
Derivatives assets current	0	99
Accrued revenue	1,659	557
Restricted cash	1,614	3,400
Prepaid expenses and other current assets	3,379	3,835
Total current assets	139,817	134,734
FIXED ASSETS:
Vessels, net	851,549	942,164
Advances for vessels	57,852	9,126
Total fixed assets	909,401	951,290
OTHER NON CURRENT ASSETS:
Deferred financing costs	198	160
Restricted cash	11,276	18,754
Derivative assets – Long-term	2,771	54
Accrued revenue - Long-term	230	75
Other non current assets	115	562
Total assets	1,063,808	1,105,629
CURRENT LIABILITIES:
Current portion of long-term debt, net	34,394	75,784
Liability directly associated with assets held for sale	8,046	3,983
Unearned revenue	11,610	6,223
Trade accounts payable	7,500	13,480
Accrued liabilities	4,260	4,663
Derivative liabilities	362	582
Due to Manager	47	0
Total current liabilities	66,219	104,715
LONG-TERM LIABILITIES
Long-term debt, net	371,311	531,883
Unearned revenue - Long-term	6,978	3,536
Derivative liabilities – Long-term	295	1,396
Other non-current liabilities	2,216	1,240
Total liabilities	447,019	642,770
COMMITMENTS AND CONTINGENCIES
MEZZANINE EQUITY - Redeemable non-controlling interest	0	18,112
SHAREHOLDERS’ EQUITY:
Common stock, $0.001 par value; 200,000,000 authorized, 102,174,594 and 121,634,602 issued and outstanding at December 31, 2020 and September 30, 2021, respectively	122	102
Preferred stock, $0.01 par value; 20,000,000 authorized, 2,297,504 and 2,297,504 Series C Preferred Shares, 3,195,050 and 3,195,050 Series D Preferred Shares, issued and outstanding at December 31, 2020 and September 30, 2021, respectively	55	55
Additional paid in capital	425,210	354,284
Retained earnings	191,402	90,306
Total shareholders’ equity	616,789	444,747
Total liabilities, mezzanine equity and shareholders’ equity	$ 1,063,808	$ 1,105,629